Consolidated Balance Sheets		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
CURRENT ASSETS
Cash and cash equivalents		$ 645,939	$ 1,280,911
Accounts receivable		235,142	139,214
Inventories		5,393,626	5,034,938
Prepayments		395,291	2,207,593
Other receivables		150,117	152,770
Total current assets		6,820,115	8,815,426
NON-CURRENT ASSETS
Deposits		19,702	72,938
Property and equipment, net		1,381,442	4,925,517
Right-of-use assets, net		261,115	626,340
Total non-current assets		1,662,259	5,624,795
Total assets		8,482,374	14,440,221
CURRENT LIABILITIES
Bank borrowings - current		1,418,831	170,726
Amount due to shareholders		218,416
Accounts payable		504,466	251,060
Advance from customers		32,617	11
Other payables and accruals		1,026,892	488,368
Taxes payable		5,222	16,892
Operating lease liabilities - current		250,591	493,051
Total current liabilities		3,457,035	1,420,108
NON-CURRENT LIABILITIES
Bank borrowings		158,193	248,758
Operating lease liabilities		10,524	133,289
Total non-current liabilities		168,717	382,047
Total liabilities		3,625,752	1,802,155
COMMITMENTS AND CONTINGENCIES (Note 15)
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.001 par value; 450,000,000 shares authorized; 2,076,974 and 1,806,000 shares issued and outstanding as of December 31, 2025 and 2024	[1]	2,077	1,806
Additional paid-in capital		35,247,273	23,804,550
Warrants		16,769
Accumulated deficit		(30,181,135)	(10,833,696)
Accumulated other comprehensive loss		(229,562)	(334,594)
Total shareholders’ equity		4,856,622	12,638,066
Total liabilities and shareholders’ equity		8,482,374	$ 14,440,221
Series A Preferred Stock [Member]
SHAREHOLDERS’ EQUITY
Preferred shares, value		200
Series B Preferred Stock [Member]
SHAREHOLDERS’ EQUITY
Preferred shares, value		$ 1,000

[1]	The share information is presented on a retrospective basis to reflect share consolidation. (Note 1)